Provisions - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jul. 21, 2023
Disclosure of other provisions [Line Items]
Litigation provisions	€ 81	€ 7
Provisions	97	98	€ 83
Aegon Ltd. [member]
Disclosure of other provisions [Line Items]
Provisions	€ 76	12
Description of expected timing of outflows provisions	The provision is non-current and is expected to be used within 5 years
Restructuring provisions [member]
Disclosure of other provisions [Line Items]
Provisions	€ 2	67
Restructuring provisions [member] | Aegon Ltd. [member]
Disclosure of other provisions [Line Items]
Provisions	74	0
Other provisions [member]
Disclosure of other provisions [Line Items]
Provisions	€ 13	€ 24